Derivative Warrants Liabilities (Details) - Schedule of Changes in the Warrants Liability - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Schedule of Changes in the Warrants Liability [Line Items]
Balance at beginning	$ 4,310,379
Exercise of warrants			(574,040)
Changes in fair value of warrants	155,143		2,189,986
Balance at ending	4,201,370		4,310,379
April 2023 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants			1,771,208
September 2023 [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants			$ 923,225
January 2024 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants	480,004
Exercise of warrants	(433,870)
Changes in fair value of warrants	(155,143)
Balance at ending	$ 4,201,370